Industry Segments - Schedule of Segment Reporting Information, by Segment (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue	$ 1,869,927	$ 513,544	$ 3,843,517	$ 722,912
Segment gross profit	1,192,248	322,809	2,577,644	493,405
Segment loss from operations	(1,099,895)	(793,935)	(3,138,316)	(1,106,878)
Capital expenditures	6,117,534	7,250,935	18,718,400	10,049,470
Depreciation and amortization	596,693	317,460	1,637,141	457,803
Accounts receivable, net	780,523		783,066	276,750
Goodwill	19,316,256		17,214,883	4,378,664
Total assets	64,472,292		65,652,230	23,785,496
Operating Segments | GIG
Segment Reporting Information [Line Items]
Revenue	855,435		679,983
Segment gross profit	668,841		554,773
Segment loss from operations	(233,684)	(111,600)	(553,750)	(68,417)
Capital expenditures			8,872,200
Depreciation and amortization	50,679	132	120,537	132
Accounts receivable, net	242,325		272,357
Goodwill	7,876,327		7,876,327
Total assets	19,139,086		18,926,924	91,077
Operating Segments | LMH
Segment Reporting Information [Line Items]
Revenue	1,014,492	513,544	3,163,534	713,212
Segment gross profit	523,407	322,809	2,022,871	483,705
Segment loss from operations	(458,494)	(278,373)	(1,148,101)	(380,137)
Capital expenditures	6,117,534	7,250,935	9,846,200	10,049,470
Depreciation and amortization	546,014	317,328	1,516,604	457,671
Accounts receivable, net	538,198		510,709	276,750
Goodwill	11,439,929		9,338,556	4,378,664
Total assets	23,204,433		21,934,616	10,066,711
Unallocated
Segment Reporting Information [Line Items]
Revenue				9,700
Segment gross profit				9,700
Segment loss from operations	(407,717)	$ (403,962)	(1,436,465)	(658,324)
Total assets	$ 22,128,773		$ 24,790,690	$ 13,627,708